Commitments & Contingencies (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2023 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) Day $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Day $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Day $ / shares shares	Dec. 31, 2021 $ / shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days		30 days
Maximum number of demands for registration of securities | Day			3		3		3
Recovery of offering costs allocated to warrants | $			$ 425,040	$ 0	$ 425,040	$ 0
Waiver of deferred underwriter fees | $			$ 9,234,960		9,234,960
Deferred underwriting fees | $					0		$ 9,660,000
Proceeds from sale of restricted investments | $					$ 255,875,758	$ 0
Shares Issued, Price Per Share			$ 10		$ 10
Decrease in deferred underwriting liability | $					$ 0
Reversal of offering costs | $					$ 425,040
Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Minimum Net Worth Required For Compliance | $	$ 5,000,001
Proceeds from sale of restricted investments | $	$ 20,000,000
Class A common stock [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)			0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share			10		10
Class A common stock [Member] | Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	$ 0.0001
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)			0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, carrying amount, period increase (decrease) | $					$ 9,234,960
Class B Common Stock [Member] | Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	0.0001
ESGEN Common Class A [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	$ 0.0001
Class Of Warrant Or Right Description	each outstanding warrant to purchase one ESGEN Class A Ordinary Share will become a warrant to purchase one share of ESGEN Class A Common Stock at an exercise price of $11.50 per share
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
ESGEN Common Class A [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Common Stock, Conversion Basis	each issued and outstanding unit of ESGEN, each consisting of ESGEN Class A Ordinary Share and one-half of one warrant to purchase one ESGEN Class A Ordinary Share
ESGEN Common Class A [Member] | Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	$ 0.0001
ESGEN Common Class A [Member] | Warrant Agreement [Member]
Related Party Transaction [Line Items]
Class Of Warrant Or Right Description	one-half of onewarrant representing the right to purchase one share of ESGEN Class A Common Stock at an exercise price of $11.50 per share
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Over-allotment option [Member]
Related Party Transaction [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares							3,600,000
Shares Issued, Price Per Share		$ 10
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Underwriting Discount Earned Percentage		2.00%
Deferred Underwriting Discount		3.50%
Sale of Units, net of underwriting discounts (in shares) | shares		27,600,000
Underwriter cash discount | $		$ 5,520,000
Shares Issued, Price Per Share		$ 10.2	$ 10		$ 10		$ 10
Sponsor [Member] | Class A common stock [Member]
Related Party Transaction [Line Items]
Warrants And Rights Outstanding Exercisable Term After Business Combinations					30 days		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year		1 year
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days		150 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day					20		20
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12		$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day					30		30
Sponsor [Member] | Class A common stock [Member] | Initial Subscription Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	1,000,000
Shares Issued, Price Per Share	$ 10
Stock Issued During Period, Value, Issued for Services | $	$ 10,000,000